Provision for Income Taxes (Details) - Schedule of reconciliation of income taxes	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Income Taxes [Abstract]
U.S. federal statutory rate	21.00%	21.00%
Change in valuation allowance	(53.00%)	(16.00%)
Non-deductible share-based compensation	(9.00%)
Other expenses non-deductible for tax purposes	(175.00%)
Difference in foreign tax rates	(24.00%)
Effective tax rate	(240.00%)	5.00%